ING EQUITY TRUST

ING Index Plus LargeCap Equity Fund and

ING Index Plus LargeCap Equity Fund II

(collectively the “Funds)

Supplement dated March 20, 2007

to ING Index Plus LargeCap Equity Fund’s Class A, Class B, Class C and Class Q shares Prospectus dated October 11, 2006 and ING Index Plus LargeCap Equity Fund II’s   Class A, Class B, and Class C shares Prospectus dated February 1, 2007

(each a “Prospectus” and collectively “Prospectuses”)

Effective March 5, 2007, the Class C shares’ contingent deferred sales charge (“CDSC”) for the Funds has been reduced. The Prospectuses are hereby revised as follows:

1.               The tables under the section entitled “What You Pay To Invest – Fees you Pay Directly” found on page 5 of the Prospectuses are hereby deleted and replaced with the following, respectively:

ING Index Plus LargeCap Equity Fund:

	Class A(1)		Class B		Class C		Class Q
Maximum sales charge on your investment (as a% of offering price)	3.00	(2)(3)	None		None		None
Maximum deferred sales charge (as a% of purchase or sales price, whichever is less)	None	(4)	5.00	(5)	0.75	(6)	None

(1)	The Fund does not impose any front-end sales charge (load) on reinvested dividends or distributions.
(2)	Effective October 11, 2006, the Class A sales charge is reduced.
(3)	Reduced for purchases of $50,000 and over. Please see page 9.
(4)

A contingent deferred sales charge (“CDSC”) of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of any investment of $1 million or more. Please see page 9.

(5)	A CDSC is imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 9.
(6)	A CDSC is imposed upon redemptions 1 year from purchase. Please see page 9. Prior to March 5, 2007, the CDSC was 1.00%.

ING Index Plus LargeCap Equity Fund II:

	Class A(1)		Class B		Class C
Maximum sales charge on your investment (as a% of offering price)	3.00	(2)(3)	None		None
Maximum deferred sales charge (as a% of purchase or sales price, whichever is less)	None	(4)	5.00	(5)	0.75	(6)

(1)	The Fund does not impose any front-end sales charge (load) on reinvested dividends or distributions.
(2)	Effective February 1, 2007, the Class A sales charge is reduced.
(3)	Reduced for purchases of $50,000 and over. Please see page 9.
(4)

A contingent deferred sales charge (“CDSC”) of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of any investment of $1 million or more. Please see page 9.

(5)	A CDSC is imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 9.
(6)	A CDSC is imposed upon redemptions 1 year from purchase. Please see page 9. Prior to March 5, 2007, the CDSC was 1.00%.

2.               The third bullet point under the section entitled “Shareholder Guide – Choosing a Share Class – Class C” found on page 7 of the Prospectuses is hereby deleted and replaced with the following:

•                  A 0.75% CDSC on shares sold within one year of purchase.

3.               The chart under the section entitled “Shareholder Guide – Choosing a Share Class – Class C Deferred Sales Charge” found on page 9 of the Prospectuses is hereby deleted and replaced with the following:

Years after Purchase	CDSC on shares being sold
1st year	0.75	%(1)
After 1st year	None

(1)  Prior to March 5, 2007, the CDSC was 1.00%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE